Fair Value Measurements (Tables) - Brilliant Acquisition Corp [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Tables) [Line Items]
Schedule of company’s assets and liabilities that are measured at fair value on a recurring basis
	Level	June 30, 2022	December 31, 2021
Description
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$41,549,673	$47,387,687

Liabilities:
Derivative Warrant Liability – Private Warrant	3	$119,096	$180,479

	Level	December 31, 2021	December 31, 2020
Description
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$47,387,687	$46,003,053

Liabilities:
Derivative Warrant Liability – Private Warrant	3	$180,479	$247,634

Schedule of Level 3 fair value measurements inputs of company’s warrants at their measurement dates
	June 30, 2022	December 31, 2021
Volatility	2.42%	10.50%
Share price	10.47	10.20
Expected life of the warrants to convert	5.10	5.56
Risk free rate	3.06%	1.37%
Dividend yield	0.00%	0.00%

	December 31, 2021	December 31, 2020
Volatility	10.50%	15.50%
Share price	10.20	10.14
Expected life of the warrants to convert	5.56	5.50
Risk free rate	1.37%	1.14%
Dividend yield	0.00%	0.00%

Schedule of fair value of the derivative warrant liabilities
Derivative Warrant Liabilities as of December 31, 2020	$247,634
Change in fair value of derivative warrant liabilities	(56,901)
Derivative Warrant Liabilities as of March 31, 2021	190,733
Change in fair value of derivative warrant liabilities	(6,067)
Derivative Warrant Liabilities as of June 30, 2021	$184,666

Derivative Warrant Liabilities as of December 31, 2021	$180,479
Change in fair value of derivative warrant liabilities	(5,041)
Derivative Warrant Liabilities as of March 31, 2022	175,438
Change in fair value of derivative warrant liabilities	(56,342)
Derivative Warrant Liabilities as of June 30, 2022	$119,096

Derivative warrant liabilities as of December 31, 2019	$—
Issuance of Private Warrants	74,847
Change in fair value of derivative warrant liabilities	172,787
Derivative Warrant Liabilities as of December 31, 2020	$247,634

Derivative Warrant Liabilities as of December 31, 2020	$247,634
Change in fair value of derivative warrant liabilities	(67,155)
Derivative Warrant Liabilities as of December 31, 2021	$180,479